LEASES - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease expenses	¥ 29,229	¥ 17,892	¥ 26,466
Short-term leases expense	¥ 7,158	¥ 109